Investment Objectives and Goals - Innovator Emerging Markets Power Buffer ETF - October	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Emerging Markets Power Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the price return of the iShares MSCI Emerging Markets ETF, up to the upside cap of 15.20% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of iShares MSCI Emerging Markets ETF losses, over the period from October 1, 2025 to September 30, 2026.